SUMMARY OF ACCOUNTING POLICIES (Details)	Dec. 31, 2025	Dec. 31, 2024
EBP 003 | Investment, Identifier [Axis]: Fidelity 500 Index Fund
EBP, Accounting Policy [Line Items]
Percentage of investment of Plan's net assets	10.00%	11.00%